Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	¥ 1,906
2027	1,854
2028	1,766
2029	1,578
2030	¥ 900